financial instruments - Credit risk (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	$ 6,156	$ 6,061
Cash and temporary investments, net
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	869	864
Accounts receivable
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	4,319	4,234
Contract assets
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	790	748
Derivative assets
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	$ 178	$ 215